CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends & Non-cash dividends (Details) $ in Millions		1 Months Ended			12 Months Ended
		May 31, 2021 ARS ($)	May 31, 2020 ARS ($)	Apr. 30, 2020 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 ARS ($)
Cash dividends
Distributed amount	[1]				$ 104,445	$ 140,937	$ 242,761
Dividends collected					1,204	1,915	1,420
Non cash assets dividends					47,701	31,634	35,068
2030 Global Bonds
Cash dividends
Nominal value of bonds								$ 411,214,954	$ 411,145,986		$ 370,386,472
2035 Global Bonds
Cash dividends
Nominal value of bonds									$ 103,854,014		$ 186,621,565
Inflation Restatement [Member]
Cash dividends
Amount paid in current currency					4,020	3,827	4,512
Dividends received					1,236	2,019	1,420
Non cash assets dividends					104,445	140,937	242,761
Ver T.V
Cash dividends
Dividends received					130	104	110
Dividends collected					306	607	928
Ver T.V | Inflation Restatement [Member]
Cash dividends
Dividends received					332	607	928
Ver T.V 1
Cash dividends
Dividends received					217
Dividends collected					272
Ver T.V 1 | Inflation Restatement [Member]
Cash dividends
Dividends received					272
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received					101	28	57
Dividends collected					197	159	492
Teledifusora San Miguel Arcngel S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					197	159	$ 492
La Capital Cable S.A.
Cash dividends
Dividends received					200	343
Dividends collected					429	1,149
La Capital Cable S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					435	$ 1,253
Nucleo
Cash dividends
Dividends payables				$ 650						$ 2,326
Nucleo | Currency of transaction date one
Cash dividends
Dividends payables												$ 804
Nucleo | Inflation Restatement [Member]
Cash dividends
Dividends payables										$ 4,020
Amount paid in current currency		$ 3,827	$ 4,512	$ 5,060	$ 4,020
Nucleo | Current currency one
Cash dividends
Dividends payables												$ 3,957

[1]	See Note 4. b).